UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Financial Services, LLC d/b/a Empirical Wealth Management
Address: 1420 5th Aveneu,  Suite 1740
         Seattle, WA  98101

13F File Number:  028-NEW            NEW  >     14067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jaime Holderman
Title:     Chief Compliance Officer
Phone:     206.923.3474

Signature, Place, and Date of Signing:

 /s/ Jaime Holderman     Seattle, WA     May 13, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $133,744 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     9536   244502 SH       SOLE                        0        0   244502
BLUE NILE INC                  COM              09578R103      348     6100 SH       SOLE                        0        0     6100
GENERAL ELECTRIC CO            COM              369604103      242    11741 SH       SOLE                        0        0    11741
ISHARES TR                     BARCLYS TIPS BD  464287176    25012   225474 SH       SOLE                        0        0   225474
ISHARES TR                     S&P 500 INDEX    464287200      224     1643 SH       SOLE                        0        0     1643
ISHARES TR                     MSCI EMERG MKT   464287234      425     8702 SH       SOLE                        0        0     8702
ISHARES TR                     BARCLYS 1-3 YR   464287457      606     7204 SH       SOLE                        0        0     7204
ISHARES TR                     MSCI EAFE INDEX  464287465     1115    17598 SH       SOLE                        0        0    17598
ISHARES TR                     MSCI SMALL CAP   464288273      579    12747 SH       SOLE                        0        0    12747
ISHARES TR                     S&P DEV EX-US    464288422      581    16306 SH       SOLE                        0        0    16306
ISHARES TR                     BARCLYS 1-3YR CR 464288646    25813   246354 SH       SOLE                        0        0   246354
ISHARES TR                     BARCLYS 3-7 YR   464288661     9101    78619 SH       SOLE                        0        0    78619
ISHARES TR                     RSSL MCRCP IDX   464288869     1804    34388 SH       SOLE                        0        0    34388
MICROSOFT CORP                 COM              594918104      774    30005 SH       SOLE                        0        0    30005
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    12894   253364 SH       SOLE                        0        0   253364
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     7484   231190 SH       SOLE                        0        0   231190
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      366    12126 SH       SOLE                        0        0    12126
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     1478    28175 SH       SOLE                        0        0    28175
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      556    13843 SH       SOLE                        0        0    13843
SPDR SERIES TRUST              DJ REIT ETF      78464A607      992    14610 SH       SOLE                        0        0    14610
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     9598   119005 SH       SOLE                        0        0   119005
VANGUARD INDEX FDS             REIT ETF         922908553     4514    73536 SH       SOLE                        0        0    73536
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     7926   127330 SH       SOLE                        0        0   127330
VANGUARD INDEX FDS             VALUE ETF        922908744      602    10355 SH       SOLE                        0        0    10355
VANGUARD INDEX FDS             STK MRK ETF      922908769     3635    51793 SH       SOLE                        0        0    51793
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1219    23667 SH       SOLE                        0        0    23667
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2807    56726 SH       SOLE                        0        0    56726
VANGUARD TAX-MANAGED FD        MSCI EAFE ETF    921943858     3513    89374 SH       SOLE                        0        0    89374